General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 35	$ 33	$ 105	$ 97
Administrative and Other	18	19	65	67
Stock-Based Compensation Expense (Recovery)	(3)	20	(15)	45
Other Long-Term Incentive Benefits Expense (Recovery)			(31)
General and Administrative Expenses	$ 50	$ 72	$ 124	$ 209